May 28, 2024
Calamos Antetokounmpo Global Sustainable Equities ETF

Effective immediately, the first paragraph under “Principal Investment Strategies” on page 1 of the statutory prospectus is hereby replaced with the following:

The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specified index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of companies in developed markets (including the U.S.) and emerging markets (including frontier market countries) that, in the view of Calamos Advisors LLC ("Calamos Advisors" or the "Sub-adviser"), have above average growth potential and meet the environmental, social and governance ("ESG") criteria set out under "Additional Information About Investment Strategies and Related Risks" below. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. equity securities, including emerging markets, unless market conditions are not deemed favorable by the Sub-adviser, in which case the Fund would invest at least 30% of its net assets in non-U.S. equity securities. The Fund will generally be invested in a minimum of five (5) countries.